Portfolio of Investments
Columbia Global Opportunities Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.8%
	Shares	Value ($)
United States 0.8%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	222,704	4,618,880
Total Alternative Strategies Funds (Cost $3,763,744)		4,618,880

Common Stocks 68.6%
Issuer	Shares	Value ($)
Argentina 0.2%
Globant SA(b)	1,519	348,124
MercadoLibre, Inc.(b)	519	815,339
Total		1,163,463
Australia 0.2%
Ansell Ltd.	43,250	1,406,935
Bahamas 0.1%
OneSpaWorld Holdings Ltd.(b)	48,050	511,973
Brazil 1.1%
Afya Ltd., Class A(b)	23,746	532,148
Arco Platform Ltd., Class A(b)	7,067	181,339
Banco BTG Pactual SA	37,686	742,335
Localiza Rent a Car SA	73,211	861,623
Locaweb Servicos de Internet SA	163,364	878,164
Magazine Luiza SA	136,514	503,881
Notre Dame Intermedica Participacoes SA(b)	20,571	306,593
Pagseguro Digital Ltd., Class A(b)	16,667	762,348
Stone Co., Ltd., Class A(b)	9,377	606,129
XP, Inc., Class A(b)	16,951	671,260
Total		6,045,820
Canada 1.3%
Alimentation Couche-Tard, Inc., Class B	65,853	2,231,442
Cameco Corp.(c)	84,989	1,428,665
Canada Goose Holdings, Inc.(b)	7,000	295,890
Gildan Activewear, Inc.(b)	10,282	356,683
Masonite International Corp.(b)	6,911	872,790
Parex Resources, Inc.(b)	26,932	507,241
Ritchie Bros. Auctioneers, Inc.	3,263	207,527
Yamana Gold, Inc.	301,403	1,383,440
Total		7,283,678
Common Stocks (continued)
Issuer	Shares	Value ($)
China 4.6%
Alibaba Group Holding Ltd., ADR(b)	19,757	4,562,879
Alibaba Health Information Technology Ltd.(b)	130,000	395,694
BeiGene Ltd., ADR(b)	1,001	343,884
Burning Rock Biotech Ltd., ADR(b)	7,964	242,902
China Tourism Group Duty Free Corp., Ltd., Class A	7,700	369,512
Country Garden Services Holdings Co., Ltd.	209,000	2,189,454
Glodon Co., Ltd., Class A	20,400	229,352
JD.com, Inc., ADR(b)	16,508	1,277,059
Kingdee International Software Group Co., Ltd.(b)	120,885	398,094
Kuaishou Technology(b)	8,627	292,092
Kweichow Moutai Co., Ltd., Class A	1,800	556,095
Li Ning Co., Ltd.	121,500	986,055
Midea Group Co., Ltd., Class A	34,100	421,161
NetEase, Inc., ADR	7,112	796,971
New Oriental Education & Technology Group, Inc., ADR(b)	41,220	629,017
Shenzhou International Group Holdings Ltd.	44,800	985,555
Skshu Paint Co., Ltd.	9,720	355,354
Songcheng Performance Development Co., Ltd., Class A	193,300	647,688
TAL Education Group, ADR(b)	8,899	506,798
Tencent Holdings Ltd.	78,800	6,286,037
WuXi AppTec Co., Ltd., Class H	33,500	789,290
WuXi Biologics Cayman, Inc.(b)	120,000	1,684,535
Xpeng, Inc., ADR(b)	19,140	572,477
Zai Lab Ltd., ADR(b)	2,406	399,901
Total		25,917,856
Cyprus 0.1%
Ozon Holdings PLC, ADR(b)	10,895	677,560
Denmark 0.1%
Novo Nordisk A/S, Class B	9,377	691,718
Finland 0.4%
UPM-Kymmene OYJ	48,555	1,898,848
Valmet OYJ	13,377	558,722
Total		2,457,570
Columbia Global Opportunities Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
France 1.1%
AtoS(b)	10,337	703,946
Capgemini SE	7,733	1,417,049
DBV Technologies SA, ADR(b)	17,435	113,851
Eiffage SA(b)	18,985	2,079,572
Sanofi	10,125	1,061,529
Total SE	23,838	1,053,587
Total		6,429,534
Germany 0.9%
Aroundtown SA	143,456	1,104,627
Bayer AG, Registered Shares	11,756	760,712
Covestro AG	17,755	1,161,167
Duerr AG	19,614	821,925
KION Group AG	11,509	1,146,841
Total		4,995,272
Hong Kong 0.8%
AIA Group Ltd.	73,200	929,097
Galaxy Entertainment Group Ltd.(b)	41,000	359,903
Hong Kong Exchanges and Clearing Ltd.	20,100	1,212,252
Techtronic Industries Co., Ltd.	72,000	1,306,424
WH Group Ltd.	973,500	848,212
Total		4,655,888
Hungary 0.2%
OTP Bank Nyrt(b)	19,382	871,315
India 1.1%
Apollo Hospitals Enterprise Ltd.	12,055	519,409
Avenue Supermarts Ltd.(b)	9,721	373,925
Bajaj Finance Ltd.(b)	7,309	536,495
Balkrishna Industries Ltd.	17,620	420,676
Cholamandalam Investment and Finance Co., Ltd.	30,884	237,659
Eicher Motors Ltd.(b)	10,598	345,848
HDFC Bank Ltd., ADR(b)	10,725	753,753
HDFC Life Insurance Co., Ltd.(b)	49,273	441,671
Jubilant Foodworks Ltd.(b)	5,307	206,744
Kotak Mahindra Bank Ltd.(b)	26,215	617,231
Reliance Industries Ltd.	56,977	1,530,757
Tech Mahindra Ltd.	24,097	311,823
Total		6,295,991
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 0.5%
PT Ace Hardware Indonesia Tbk	3,075,500	314,979
PT Bank BTPN Syariah Tbk	1,501,600	339,168
PT Bank Central Asia Tbk	550,700	1,219,118
PT Bank Rakyat Indonesia Persero Tbk	3,335,000	933,250
Total		2,806,515
Ireland 0.3%
Amarin Corp. PLC, ADR(b)	12,637	64,322
Flutter Entertainment PLC(b)	2,320	472,956
Horizon Therapeutics PLC(b)	11,286	1,067,881
Total		1,605,159
Israel 0.3%
Bank Hapoalim BM(b)	113,127	899,090
Bezeq Israeli Telecommunication Corp., Ltd.(b)	366,994	398,204
Check Point Software Technologies Ltd.(b)	5,192	606,478
Total		1,903,772
Italy 0.6%
Esprinet SpA(b)	31,072	503,288
Intesa Sanpaolo SpA(b)	532,005	1,483,184
Recordati Industria Chimica e Farmaceutica SpA	24,044	1,324,790
Total		3,311,262
Japan 4.6%
Amano Corp.	42,000	1,141,135
BayCurrent Consulting, Inc.	2,900	790,806
COMSYS Holdings Corp.	48,300	1,499,524
Fujitsu Ltd.	5,200	826,062
Invincible Investment Corp.	1,738	624,585
ITOCHU Corp.	71,400	2,229,019
JustSystems Corp.	11,700	676,775
Kinden Corp.	36,500	621,429
Koito Manufacturing Co., Ltd.	21,700	1,353,660
Matsumotokiyoshi Holdings Co., Ltd.	38,300	1,540,290
Meitec Corp.	11,200	623,755
Nihon M&A Center, Inc.	35,600	930,042
Nippon Telegraph & Telephone Corp.	20,500	516,864
ORIX Corp.	84,800	1,369,000
Round One Corp.	89,500	990,770
Shionogi & Co., Ltd.	19,500	1,028,025

2	Columbia Global Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ship Healthcare Holdings, Inc.	54,400	1,425,707
SoftBank Group Corp.	8,900	801,985
Sony Group Corp.	20,900	2,089,560
Sumitomo Mitsui Financial Group, Inc.	26,400	927,398
Takeda Pharmaceutical Co., Ltd.	53,251	1,778,610
Takuma Co., Ltd.	39,100	802,917
Uchida Yoko Co., Ltd.	11,500	492,028
ValueCommerce Co., Ltd.	25,000	801,674
Total		25,881,620
Kazakhstan 0.0%
Kaspi.KZ JSC, GDR(d),(e),(f)	3,291	279,735
Malta 0.0%
BGP Holdings PLC(b),(e),(f)	581,000	1
Netherlands 1.5%
ABN AMRO Bank NV(b)	69,766	900,828
ASR Nederland NV	35,207	1,537,682
ING Groep NV	89,170	1,139,146
Koninklijke Ahold Delhaize NV	44,391	1,194,647
NXP Semiconductors NV	10,043	1,933,378
Signify NV(b)	29,728	1,688,226
Total		8,393,907
Norway 0.5%
SalMar ASA	20,780	1,438,047
Yara International ASA	22,755	1,186,949
Total		2,624,996
Pakistan 0.1%
Lucky Cement Ltd.(b)	49,706	271,278
Oil & Gas Development Co., Ltd.	216,093	128,497
Total		399,775
Philippines 0.2%
Ayala Land, Inc.	987,200	658,615
BDO Unibank, Inc.	121,770	260,426
Total		919,041
Poland 0.1%
Allegro.eu SA(b)	8,453	129,597
Dino Polska SA(b)	4,273	277,228
Total		406,825
Common Stocks (continued)
Issuer	Shares	Value ($)
Puerto Rico 0.3%
Popular, Inc.	19,279	1,425,875
Russian Federation 1.0%
Detsky Mir PJSC	290,936	582,972
Lukoil PJSC, ADR	13,531	1,035,626
Sberbank of Russia PJSC, ADR	143,755	2,263,168
TCS Group Holding PLC, GDR(d)	11,687	675,978
Yandex NV, Class A(b)	14,161	928,254
Total		5,485,998
Singapore 0.4%
BW LPG Ltd.	74,699	552,632
Venture Corp., Ltd.	116,400	1,756,312
Total		2,308,944
South Africa 0.4%
Capitec Bank Holdings Ltd.(b)	4,586	470,031
Impala Platinum Holdings Ltd.	31,982	597,617
Naspers Ltd., Class N	4,046	920,789
Total		1,988,437
South Korea 2.4%
Ecopro BM Co., Ltd.	1,669	270,233
Hyundai Home Shopping Network Corp.	8,054	569,547
Kakao Corp.	7,215	734,681
NAVER Corp.	2,186	703,940
Pearl Abyss Corp.(b)	4,280	216,249
Samsung Biologics Co., Ltd.(b)	614	441,288
Samsung Electro-Mechanics Co., Ltd.	5,630	899,733
Samsung Electronics Co., Ltd.	82,124	5,985,647
Samsung SDI Co., Ltd.	1,174	685,241
SK Hynix, Inc.	14,932	1,703,463
Youngone Corp.	28,341	1,114,829
Total		13,324,851
Spain 0.4%
ACS Actividades de Construccion y Servicios SA	36,999	1,205,455
Endesa SA	28,848	758,752
Tecnicas Reunidas SA(b)	26,870	400,644
Total		2,364,851

Columbia Global Opportunities Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 0.6%
Granges AB(b)	49,561	664,280
Samhallsbyggnadsbolaget i Norden AB	598,936	2,278,153
Sandvik AB	26,636	658,693
Total		3,601,126
Switzerland 1.1%
Landis+Gyr Group AG(b)	13,015	902,185
Nestlé SA, Registered Shares	8,440	1,007,151
Roche Holding AG, Genusschein Shares	6,168	2,011,729
TE Connectivity Ltd.	15,955	2,145,469
Total		6,066,534
Taiwan 2.4%
Fubon Financial Holding Co., Ltd.	837,000	1,917,929
MediaTek, Inc.	58,000	2,431,511
Parade Technologies Ltd.	30,000	1,470,990
Sea Ltd. ADR(b)	5,240	1,323,310
Taiwan Semiconductor Manufacturing Co., Ltd.	254,530	5,360,306
Tripod Technology Corp.	241,000	1,196,944
Total		13,700,990
Thailand 0.2%
Muangthai Capital PCL, Foreign Registered Shares	445,800	915,149
United Kingdom 2.6%
BP PLC	176,022	736,890
British American Tobacco PLC	47,930	1,778,364
BT Group PLC(b)	369,659	843,172
Crest Nicholson Holdings PLC(b)	96,368	544,067
DCC PLC	20,571	1,784,927
John Wood Group PLC(b)	109,842	427,040
Just Group PLC(b)	380,845	572,577
Liberty Global PLC, Class C(b)	58,435	1,581,251
Royal Dutch Shell PLC, Class B	103,289	1,848,220
TP Icap Group PLC	653,853	2,146,891
Vodafone Group PLC	961,626	1,814,781
WPP PLC	46,076	621,202
Total		14,699,382
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 35.7%
AbbVie, Inc.	28,451	3,172,286
ACADIA Pharmaceuticals, Inc.(b)	2,755	56,643
Acushnet Holdings Corp.	6,541	276,750
Adobe, Inc.(b)	6,181	3,142,049
Aerie Pharmaceuticals, Inc.(b)	12,967	222,125
AGCO Corp.	15,745	2,297,510
Alexion Pharmaceuticals, Inc.(b)	2,449	413,097
Allstate Corp. (The)	20,553	2,606,120
Alphabet, Inc., Class C(b)	3,970	9,568,176
Amazon.com, Inc.(b)	2,676	9,278,816
Ameren Corp.	28,185	2,391,215
American Tower Corp.	10,965	2,793,553
Apple, Inc.	53,046	6,973,427
Applied Materials, Inc.	17,983	2,386,524
Array Technologies, Inc.(b)	11,174	314,660
Ascent Resources, Class B(b),(e),(f),(g)	195,286	43,744
Aspen Technology, Inc.(b)	1,956	255,923
Avaya Holdings Corp.(b)	15,715	452,121
Avista Corp.	21,237	977,327
Axalta Coating Systems Ltd.(b)	6,476	206,520
Axos Financial, Inc.(b)	5,149	232,477
Bank of America Corp.	95,467	3,869,277
Bank of New York Mellon Corp. (The)	49,760	2,482,029
BellRing Brands, Inc., Class A(b)	13,346	344,193
Beyond Meat, Inc.(b)	556	73,214
Bill.com Holdings, Inc.(b)	1,071	165,609
BioMarin Pharmaceutical, Inc.(b)	13,257	1,032,985
BlackRock, Inc.	3,616	2,962,589
Bloom Energy Corp., Class A(b)	8,032	208,591
Broadcom, Inc.	7,617	3,474,875
Burford Capital Ltd.(b)	91,396	1,176,266
Carriage Services, Inc.	20,956	779,144
Centene Corp.(b)	36,459	2,250,979
Chevron Corp.	27,738	2,858,956
Cisco Systems, Inc.	58,182	2,962,046
Citigroup, Inc.	40,030	2,851,737
Cohu, Inc.(b)	10,966	438,750
Comcast Corp., Class A	60,512	3,397,749

4	Columbia Global Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CONMED Corp.	6,764	953,386
Dollar Tree, Inc.(b)	17,750	2,039,475
DTE Energy Co.	16,929	2,370,399
Electronic Arts, Inc.	17,403	2,472,618
elf Beauty, Inc.(b)	12,491	377,853
Eli Lilly & Co.	15,296	2,795,650
Emerald Holding, Inc.(b)	72,821	408,526
Envestnet, Inc.(b)	3,708	273,762
Essent Group Ltd.	13,224	695,318
Evo Payments, Inc., Class A(b)	25,727	733,477
Exact Sciences Corp.(b)	8,095	1,067,083
Fiserv, Inc.(b)	18,874	2,267,145
FTI Consulting, Inc.(b)	2,156	299,361
Gap, Inc. (The)	57,884	1,915,960
General Motors Co.(b)	38,223	2,187,120
Hanover Insurance Group, Inc. (The)	3,709	512,992
Home Depot, Inc. (The)	11,420	3,696,311
Houlihan Lokey, Inc.	9,329	618,233
Howmet Aerospace, Inc.(b)	61,698	1,971,868
ICF International, Inc.	2,910	264,985
Impinj, Inc.(b)	11,145	528,942
Insmed, Inc.(b)	12,548	423,244
Integer Holdings Corp.(b)	9,720	912,514
Intercontinental Exchange, Inc.	21,950	2,583,734
Intuit, Inc.	6,049	2,493,156
IQVIA Holdings, Inc.(b)	10,987	2,578,539
ITT, Inc.	3,152	297,265
Johnson & Johnson	26,493	4,311,206
KBR, Inc.	9,967	394,294
Kindred Biosciences, Inc.(b)	87,779	438,895
Kontoor Brands, Inc.	9,407	591,042
Live Oak Bancshares, Inc.	2,671	170,837
Livent Corp.(b)	29,845	537,807
Luminex Corp.	13,180	483,574
Masco Corp.	30,436	1,944,252
MasterCard, Inc., Class A	9,698	3,705,218
Matthews International Corp., Class A	22,615	935,809
Medpace Holdings, Inc.(b)	5,142	872,495
Medtronic PLC	23,687	3,101,102
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.	44,870	11,315,317
Moelis & Co., ADR, Class A	16,466	893,774
Mondelez International, Inc., Class A	40,950	2,490,169
MSA Safety, Inc.	1,627	261,556
Natus Medical, Inc.(b)	20,860	532,973
Newpark Resources, Inc.(b)	297,045	843,608
Novavax, Inc.(b)	2,673	633,314
NVIDIA Corp.	4,410	2,647,676
Patterson Companies, Inc.	20,756	667,098
Philip Morris International, Inc.	29,407	2,793,665
Pioneer Natural Resources Co.	9,033	1,389,546
Primo Water Corp.	81,068	1,357,078
Procter & Gamble Co. (The)	27,212	3,630,625
Prologis, Inc.	23,076	2,689,046
QTS Realty Trust Inc., Class A	12,104	804,795
Quanex Building Products Corp.	30,692	837,585
Quanterix Corp.(b)	4,216	257,766
Quotient Ltd.(b)	52,194	204,600
Qurate Retail, Inc.	23,162	275,628
Regis Corp.(b)	36,051	466,500
Renewable Energy Group, Inc.(b)	3,205	177,942
Sage Therapeutics, Inc.(b)	9,334	735,146
Sandy Spring Bancorp, Inc.	15,653	710,020
Schnitzer Steel Industries, Inc., Class A	18,673	881,552
Silverback Therapeutics, Inc.(b)	1,913	61,312
SiTime Corp.(b)	2,457	227,395
Southwest Airlines Co.(b)	31,106	1,952,835
Square, Inc., Class A(b)	7,268	1,779,352
State Street Corp.	28,275	2,373,686
Stryker Corp.	9,893	2,598,199
SunPower Corp.(b)	18,781	482,484
Target Corp.	11,356	2,353,645
TechTarget, Inc.(b)	10,789	827,516
Tesla Motors, Inc.(b)	1,667	1,182,636
TJX Companies, Inc. (The)	34,901	2,477,971
TopBuild Corp.(b)	1,583	352,028
Trane Technologies PLC	12,739	2,214,420
Under Armour, Inc., Class A(b)	10,896	264,882
Union Pacific Corp.	12,488	2,773,460

Columbia Global Opportunities Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Parcel Service, Inc., Class B	14,879	3,033,233
Virtu Financial, Inc. Class A	24,718	732,394
Vishay Intertechnology, Inc.	12,269	301,449
Voya Financial, Inc.	9,032	612,550
Wendy’s Co. (The)	11,033	249,015
WillScot Mobile Mini Holdings Corp.(b)	25,372	742,638
Wingstop, Inc.	4,675	740,567
Total		200,446,145
Virgin Islands 0.2%
Fix Price Group Ltd., GDR(b),(d)	95,918	897,313
Total Common Stocks (Cost $276,730,150)		385,162,776

Exchange-Traded Equity Funds 2.0%
	Shares	Value ($)
United States 2.0%
iShares Latin America 40 ETF	195,369	5,544,572
iShares MSCI Canada ETF	156,328	5,566,840
Total		11,111,412
Total Exchange-Traded Equity Funds (Cost $9,203,406)		11,111,412

Foreign Government Obligations(h),(i) 6.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 0.7%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	1,900,000,000	2,917,915
Bonos de la Tesoreria de la Republica en pesos(d)
09/01/2030	4.700%	CLP	640,000,000	975,986
Total				3,893,901
China 1.4%
China Development Bank
06/18/2030	3.090%	CNY	17,000,000	2,526,358
China Government Bond
11/21/2029	3.130%	CNY	30,220,000	4,650,586
05/21/2030	2.680%	CNY	5,000,000	740,435
Total				7,917,379
France 0.2%
French Republic Government Bond OAT(d)
05/25/2045	3.250%	EUR	644,000	1,204,330
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	868,151
Japan 1.0%
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	363,100,000	3,499,421
06/20/2048	0.700%	JPY	161,650,000	1,515,693
09/20/2048	0.900%	JPY	78,600,000	772,641
Total				5,787,755
Mexico 0.9%
Mexican Bonos
05/31/2029	8.500%	MXN	96,637,400	5,316,013
New Zealand 0.4%
New Zealand Government Bond
05/15/2031	1.500%	NZD	3,106,000	2,190,484
South Africa 0.9%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	36,465,000	2,870,233
01/31/2030	8.000%	ZAR	33,135,000	2,113,056
Total				4,983,289
South Korea 0.9%
Korea Treasury Bond
12/10/2028	2.375%	KRW	3,660,000,000	3,413,628
06/10/2029	1.875%	KRW	1,709,000,000	1,534,545
Total				4,948,173
United Kingdom 0.2%
United Kingdom Gilt(d)
01/22/2044	3.250%	GBP	612,297	1,166,210
Total Foreign Government Obligations (Cost $36,181,240)				38,275,685

Inflation-Indexed Bonds(h) 0.8%

United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2052	0.250%	GBP	201,777	546,505
United States 0.7%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		1,861,171	2,091,554
01/15/2028	0.500%		1,762,561	1,985,993
Total				4,077,547
Total Inflation-Indexed Bonds (Cost $3,929,289)				4,624,052

6	Columbia Global Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2021 (Unaudited)
Preferred Stocks 0.4%
Issuer		Shares	Value ($)
Brazil 0.2%
Azul SA(b)		133,410	948,254
Germany 0.2%
Porsche Automobil Holding SE		9,013	950,119
United States 0.0%
Qurate Retail, Inc.	8.000%	589	61,609
Total Preferred Stocks (Cost $1,515,993)			1,959,982

Residential Mortgage-Backed Securities - Agency 3.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.4%
Government National Mortgage Association TBA(j)
05/20/2051	3.500%	3,700,000	3,923,734
05/20/2051	4.000%	1,400,000	1,498,902
Uniform Mortgage-Backed Security TBA(j)
05/18/2036	2.500%	1,000,000	1,044,688
05/18/2036 - 05/13/2051	3.000%	2,725,000	2,860,488
05/13/2051	3.500%	1,350,000	1,436,801
05/13/2051	4.000%	1,175,000	1,262,276
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/13/2051	4.500%	1,500,000	1,634,337
05/13/2051	5.000%	4,800,000	5,315,813
Total			18,977,039
Total Residential Mortgage-Backed Securities - Agency (Cost $18,968,534)			18,977,039

Options Purchased Calls 0.0%
Value ($)
(Cost $56,857)	35,003

Money Market Funds 17.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.054%(a),(k)	97,984,867	97,975,068
Total Money Market Funds (Cost $97,979,574)		97,975,068
Total Investments in Securities (Cost $448,328,787)		562,739,897
Other Assets & Liabilities, Net		(1,524,510)
Net Assets		$561,215,387

At April 30, 2021, securities and/or cash totaling $17,146,093 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,112,104,000 IDR	761,155 USD	Citi	06/11/2021	—	(3,302)
3,740,379,000 KRW	3,340,847 USD	Citi	06/11/2021	—	(4,926)
53,000 MXN	2,656 USD	Citi	06/11/2021	51	—
2,793,674,000 CLP	3,926,457 USD	Goldman Sachs International	06/11/2021	—	(3,318)
100,833,000 MXN	5,054,565 USD	HSBC	06/11/2021	98,527	—
2,962,000 NZD	2,129,875 USD	HSBC	06/11/2021	10,576	—
12,588,854 USD	9,078,000 GBP	HSBC	06/11/2021	—	(50,478)
33,678,101 USD	3,634,513,365 JPY	HSBC	06/11/2021	—	(412,232)
5,626,593 USD	46,772,803 NOK	HSBC	06/11/2021	—	(7,239)
3,141,601 USD	4,369,000 NZD	HSBC	06/11/2021	—	(15,599)
280,769 USD	1,060,000 PLN	HSBC	06/11/2021	—	(1,194)
6,330,245 USD	53,148,000 SEK	HSBC	06/11/2021	—	(49,861)
3,869,743 USD	108,109,000 TWD	HSBC	06/11/2021	14,124	—
79,806,000 ZAR	5,556,559 USD	HSBC	06/11/2021	83,537	—
488,000 AUD	370,426 USD	Morgan Stanley	05/11/2021	—	(5,517)
1,270,000 CAD	1,023,807 USD	Morgan Stanley	05/11/2021	—	(9,441)
99,000 CHF	105,961 USD	Morgan Stanley	05/11/2021	—	(2,464)
448,000 EUR	529,759 USD	Morgan Stanley	05/11/2021	—	(8,925)
1,002,000 GBP	1,399,142 USD	Morgan Stanley	05/11/2021	15,309	—
339,091,000 JPY	3,116,500 USD	Morgan Stanley	05/11/2021	13,664	—
3,867,637,000 KRW	3,448,179 USD	Morgan Stanley	05/11/2021	—	(24,754)
Columbia Global Opportunities Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,647,000 NOK	1,027,317 USD	Morgan Stanley	05/11/2021	—	(11,498)
105,619,000 TWD	3,749,503 USD	Morgan Stanley	05/11/2021	—	(33,964)
3,304,282 USD	4,232,000 AUD	Morgan Stanley	05/11/2021	—	(44,052)
105,754 USD	133,000 CAD	Morgan Stanley	05/11/2021	2,452	—
2,266,161 USD	2,086,000 CHF	Morgan Stanley	05/11/2021	18,416	—
848,277 USD	5,335,000 DKK	Morgan Stanley	05/11/2021	14,339	—
5,276,884 USD	4,411,000 EUR	Morgan Stanley	05/11/2021	26,992	—
54,573 USD	45,000 EUR	Morgan Stanley	05/11/2021	—	(464)
105,465 USD	77,000 GBP	Morgan Stanley	05/11/2021	878	—
865,198 USD	94,006,000 JPY	Morgan Stanley	05/11/2021	—	(5,000)
264,715 USD	300,467,000 KRW	Morgan Stanley	05/11/2021	5,089	—
105,937 USD	911,000 NOK	Morgan Stanley	05/11/2021	3,507	—
1,137,662 USD	9,589,000 SEK	Morgan Stanley	05/11/2021	—	(4,883)
806,246 USD	1,081,000 SGD	Morgan Stanley	05/11/2021	6,058	—
424,744 USD	12,042,000 TWD	Morgan Stanley	05/11/2021	6,623	—
8,659,000 AUD	6,698,905 USD	Morgan Stanley	06/11/2021	27,238	—
15,132,000 CHF	16,560,419 USD	Morgan Stanley	06/11/2021	—	(26,111)
1,640,552 USD	2,120,000 AUD	Morgan Stanley	06/11/2021	—	(7,114)
9,828,377 USD	12,283,000 CAD	Morgan Stanley	06/11/2021	165,516	—
570,476 USD	3,511,000 DKK	Morgan Stanley	06/11/2021	—	(2,475)
61,238,255 USD	50,679,572 EUR	Morgan Stanley	06/11/2021	—	(260,527)
321,000 CNY	49,267 USD	Standard Chartered	06/11/2021	—	(159)
8,162,689 USD	53,184,000 CNY	Standard Chartered	06/11/2021	26,403	—
Total				539,299	(995,497)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	439	06/2021	AUD	61,192,315	434,598	—
Canadian Government 10-Year Bond	223	06/2021	CAD	31,077,280	—	(441,004)
Euro Buxl	1	06/2021	EUR	201,900	—	(8,245)
Euro-BTP	5	06/2021	EUR	735,450	—	(9,092)
Euro-Bund	3	06/2021	EUR	510,000	—	(5,199)
Euro-OAT	4	06/2021	EUR	641,960	—	(8,173)
Japanese 10-Year Government Bond	14	06/2021	JPY	2,118,760,000	72,617	—
Long Gilt	67	06/2021	GBP	8,553,890	—	(125,486)
S&P/TSX 60 Index	29	06/2021	CAD	6,585,320	103,213	—
SGX Nifty Index	557	05/2021	USD	16,310,631	89,519	—
U.S. Long Bond	59	06/2021	USD	9,277,750	—	(211,151)
U.S. Treasury 10-Year Note	42	06/2021	USD	5,545,313	21,800	—
U.S. Treasury 10-Year Note	245	06/2021	USD	32,347,656	—	(542,170)
U.S. Treasury 5-Year Note	268	06/2021	USD	33,215,250	—	(234,362)
U.S. Ultra Treasury Bond	69	06/2021	USD	12,827,531	—	(307,813)
Total					721,747	(1,892,695)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(24)	06/2021	EUR	(4,080,000)	43,242	—
MSCI EAFE Index	(217)	06/2021	USD	(24,491,705)	—	(610,326)
MSCI Emerging Markets Index	(409)	06/2021	USD	(27,333,470)	—	(56,262)
Russell 2000 Index E-mini	(34)	06/2021	USD	(3,844,550)	148,666	—
S&P 500 Index E-mini	(95)	06/2021	USD	(19,828,400)	—	(478,698)
SPI 200 Index	(129)	06/2021	AUD	(22,581,450)	—	(610,060)
Total					191,908	(1,755,346)

8	Columbia Global Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2021 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	668,099	359	26.00	05/19/2021	56,857	35,003

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(566,497)	(337)	25.00	5/21/2021	(9,482)	(1,685)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.180%	Receives at Maturity, Pays at Maturity	Morgan Stanley	01/15/2031	EUR	15,552,000	800,353	—	—	800,353	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 35	Morgan Stanley	06/20/2026	1.000	Quarterly	1.673	USD	21,145,000	34,403	—	—	34,403	—
Markit CDX North America High Yield Index, Series 36	Morgan Stanley	06/20/2026	5.000	Quarterly	2.877	USD	6,148,000	127,040	—	—	127,040	—
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.506	USD	25,275,000	121,400	—	—	121,400	—
Markit iTraxx Europe Main Index, Series 35	Morgan Stanley	06/20/2026	1.000	Quarterly	0.500	EUR	4,100,000	19,196	—	—	19,196	—
Total								302,039	—	—	302,039	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	0.600%
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	3,763,744	—	855,136	4,618,880	—	5,744	222,704
Columbia Short-Term Cash Fund, 0.054%
	95,776,987	233,451,455	(231,245,453)	(7,921)	97,975,068	(1,018)	78,362	97,984,867
Total	95,776,987			847,215	102,593,948	(1,018)	84,106

Columbia Global Opportunities Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $5,746,057, which represents 1.02% of total net assets.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2021, the total value of these securities amounted to $323,480, which represents 0.06% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At April 30, 2021, the total market value of these securities amounted to $43,744, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-03/01/2016	195,286	8,147	43,744

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Global Opportunities Fund | Quarterly Report 2021

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT156_07_L01_(06/21)